Basis of Presentation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Basis of Presentation and Summary of Significant Accounting Policies
Schedule Of Depreciation Accretion And Amortization Amounts Excluded From Operating Revenues And Gross Profit

	2015	2014	2013
	(In thousands)
Depreciation and accretion expenses related to ATMs and ATM-related assets	$64,695	$63,711	$59,841
Amortization of intangible assets	38,799	35,768	27,336
Total depreciation, accretion, and amortization of intangible assets excluded from Cost of ATM operating revenues and Gross profit	$103,494	$99,479	$87,177

Summary Of Primary Inventory Components

	2015	2014
	(In thousands)
ATMs	$2,568	$2,046
ATM parts and supplies	8,400	5,012
Total	10,968	7,058
Less: Inventory reserves	(293)	(1,087)
Inventory, net	$10,675	$5,971